Document And Entity Information	Jun. 02, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2026
Entity Registrant Name	Dave Inc./DE
Entity Central Index Key	0001841408
Entity Emerging Growth Company	false
Entity File Number	001-40161
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	1265 South Cochran Ave
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90019
City Area Code	844
Local Phone Number	857-3283
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	DAVE
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each lot of 32 warrants exercisable for one share of Class A common stock, each at an exercise price of $368 per share
Trading Symbol	DAVEW
Security Exchange Name	NASDAQ